Offerings	Oct. 01, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Bank of America Corporation Debt Securities
Fee Rate	0.01381%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of the securities to be registered. The proposed maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). There is registered hereunder such amount of securities as will have an aggregate maximum offering price not to exceed an amount to be specified by the Registrants in a pre-effective
amendment to this Registration Statement.

(2)
The Registrants previously registered securities on Form
S-3
(File
No. 333-268718)
filed on December 8, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on December 28, 2022, which became effective on December 30, 2022 (the “Prior Registration Statement”), for which the Registrants paid a registration fee, some of which securities remain unsold. Prior to the effectiveness of this Registration Statement, the Registrants will specify in a pre-effective
amendment to this Registration Statement the amount of unsold securities covered by the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the filing fee paid in connection with such unsold securities, which will continue to be applied to such unsold securities, as well as the amount of any new securities to be registered, in addition to the securities registered in this filing, and the related fee. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

(3)
This Registration Statement also includes an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrants. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under the registration statements previously filed by the Registrants. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(5)
In addition, pursuant to Rule 457(q) under the Securities Act, no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the Registrants as described in Note (3) above.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	BofA Finance LLC Debt Securities
Fee Rate	0.01381%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of the securities to be registered. The proposed maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). There is registered hereunder such amount of securities as will have an aggregate maximum offering price not to exceed an amount to be specified by the Registrants in a pre-effective
amendment to this Registration Statement.

(2)
The Registrants previously registered securities on Form
S-3
(File
No. 333-268718)
filed on December 8, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on December 28, 2022, which became effective on December 30, 2022 (the “Prior Registration Statement”), for which the Registrants paid a registration fee, some of which securities remain unsold. Prior to the effectiveness of this Registration Statement, the Registrants will specify in a pre-effective
amendment to this Registration Statement the amount of unsold securities covered by the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the filing fee paid in connection with such unsold securities, which will continue to be applied to such unsold securities, as well as the amount of any new securities to be registered, in addition to the securities registered in this filing, and the related fee. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

(3)
This Registration Statement also includes an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrants. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under the registration statements previously filed by the Registrants. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(5)
In addition, pursuant to Rule 457(q) under the Securities Act, no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the Registrants as described in Note (3) above.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	BofA Finance LLC Warrants
Fee Rate	0.01381%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of the securities to be registered. The proposed maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). There is registered hereunder such amount of securities as will have an aggregate maximum offering price not to exceed an amount to be specified by the Registrants in a pre-effective
amendment to this Registration Statement.

(2)
The Registrants previously registered securities on Form
S-3
(File
No. 333-268718)
filed on December 8, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on December 28, 2022, which became effective on December 30, 2022 (the “Prior Registration Statement”), for which the Registrants paid a registration fee, some of which securities remain unsold. Prior to the effectiveness of this Registration Statement, the Registrants will specify in a pre-effective
amendment to this Registration Statement the amount of unsold securities covered by the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the filing fee paid in connection with such unsold securities, which will continue to be applied to such unsold securities, as well as the amount of any new securities to be registered, in addition to the securities registered in this filing, and the related fee. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

(3)
This Registration Statement also includes an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrants. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under the registration statements previously filed by the Registrants. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(5)
In addition, pursuant to Rule 457(q) under the Securities Act, no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the Registrants as described in Note (3) above.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Bank of America Corporation Guarantee of BofA Finance LLC Debt Securities
Fee Rate	0.01381%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of the securities to be registered. The proposed maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). There is registered hereunder such amount of securities as will have an aggregate maximum offering price not to exceed an amount to be specified by the Registrants in a pre-effective
amendment to this Registration Statement.

(2)
The Registrants previously registered securities on Form
S-3
(File
No. 333-268718)
filed on December 8, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on December 28, 2022, which became effective on December 30, 2022 (the “Prior Registration Statement”), for which the Registrants paid a registration fee, some of which securities remain unsold. Prior to the effectiveness of this Registration Statement, the Registrants will specify in a pre-effective
amendment to this Registration Statement the amount of unsold securities covered by the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the filing fee paid in connection with such unsold securities, which will continue to be applied to such unsold securities, as well as the amount of any new securities to be registered, in addition to the securities registered in this filing, and the related fee. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

(3)
This Registration Statement also includes an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrants. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under the registration statements previously filed by the Registrants. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(4)	Pursuant to Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees of Bank of America Corporation being registered.
(5)
In addition, pursuant to Rule 457(q) under the Securities Act, no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the Registrants as described in Note (3) above.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Bank of America Corporation Guarantee of BofA Finance LLC Warrants
Fee Rate	0.01381%
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of the securities to be registered. The proposed maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). There is registered hereunder such amount of securities as will have an aggregate maximum offering price not to exceed an amount to be specified by the Registrants in a pre-effective
amendment to this Registration Statement.

(2)
The Registrants previously registered securities on Form
S-3
(File
No. 333-268718)
filed on December 8, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on December 28, 2022, which became effective on December 30, 2022 (the “Prior Registration Statement”), for which the Registrants paid a registration fee, some of which securities remain unsold. Prior to the effectiveness of this Registration Statement, the Registrants will specify in a pre-effective
amendment to this Registration Statement the amount of unsold securities covered by the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the filing fee paid in connection with such unsold securities, which will continue to be applied to such unsold securities, as well as the amount of any new securities to be registered, in addition to the securities registered in this filing, and the related fee. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

(3)
This Registration Statement also includes an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrants. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under the registration statements previously filed by the Registrants. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(4)	Pursuant to Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees of Bank of America Corporation being registered.
(5)
In addition, pursuant to Rule 457(q) under the Securities Act, no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the Registrants as described in Note (3) above.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 1,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 138.1
Offering Note
(1)
The amount to be registered and the proposed maximum aggregate offering price per unit are not specified as to each class of the securities to be registered. The proposed maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). There is registered hereunder such amount of securities as will have an aggregate maximum offering price not to exceed an amount to be specified by the Registrants in a pre-effective
amendment to this Registration Statement.

(2)
The Registrants previously registered securities on Form
S-3
(File
No. 333-268718)
filed on December 8, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on December 28, 2022, which became effective on December 30, 2022 (the “Prior Registration Statement”), for which the Registrants paid a registration fee, some of which securities remain unsold. Prior to the effectiveness of this Registration Statement, the Registrants will specify in a pre-effective
amendment to this Registration Statement the amount of unsold securities covered by the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the filing fee paid in connection with such unsold securities, which will continue to be applied to such unsold securities, as well as the amount of any new securities to be registered, in addition to the securities registered in this filing, and the related fee. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

(3)
This Registration Statement also includes an indeterminate amount of the registered securities that may be reoffered and resold on an ongoing basis after their initial sale in market-making transactions by affiliates of the Registrants. These securities consist of an indeterminate amount of such securities that are initially being registered, and will initially be offered and sold, under this Registration Statement and an indeterminate amount of such securities that were initially registered, and were initially offered and sold, under the registration statements previously filed by the Registrants. All such market-making transactions with respect to these securities that are made pursuant to a registration statement after the effectiveness of this Registration Statement are being made solely pursuant to this Registration Statement.

(4)	Pursuant to Rule 457(n) under the Securities Act, no registration fee is payable with respect to the guarantees of Bank of America Corporation being registered.
(5)
In addition, pursuant to Rule 457(q) under the Securities Act, no registration fee is required for the registration of an indeterminate amount of securities to be offered in market-making transactions by affiliates of the Registrants as described in Note (3) above.

Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	BofA Finance LLC Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-268718
Carry Forward Initial Effective Date	Dec. 30, 2022
Offering Note
(2)
The Registrants previously registered securities on Form
S-3
(File
No. 333-268718)
filed on December 8, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on December 28, 2022, which became effective on December 30, 2022 (the “Prior Registration Statement”), for which the Registrants paid a registration fee, some of which securities remain unsold. Prior to the effectiveness of this Registration Statement, the Registrants will specify in a pre-effective
amendment to this Registration Statement the amount of unsold securities covered by the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the filing fee paid in connection with such unsold securities, which will continue to be applied to such unsold securities, as well as the amount of any new securities to be registered, in addition to the securities registered in this filing, and the related fee. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Bank of America Corporation Guarantee of BofA Finance LLC Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-268718
Carry Forward Initial Effective Date	Dec. 30, 2022
Offering Note
(2)
The Registrants previously registered securities on Form
S-3
(File
No. 333-268718)
filed on December 8, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on December 28, 2022, which became effective on December 30, 2022 (the “Prior Registration Statement”), for which the Registrants paid a registration fee, some of which securities remain unsold. Prior to the effectiveness of this Registration Statement, the Registrants will specify in a pre-effective
amendment to this Registration Statement the amount of unsold securities covered by the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the filing fee paid in connection with such unsold securities, which will continue to be applied to such unsold securities, as well as the amount of any new securities to be registered, in addition to the securities registered in this filing, and the related fee. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.

Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Carry Forward Form Type	S-3
Carry Forward File Number	333-268718
Carry Forward Initial Effective Date	Dec. 30, 2022
Offering Note
(2)
The Registrants previously registered securities on Form
S-3
(File
No. 333-268718)
filed on December 8, 2022, as amended by
Pre-Effective
Amendment No. 1 filed on December 28, 2022, which became effective on December 30, 2022 (the “Prior Registration Statement”), for which the Registrants paid a registration fee, some of which securities remain unsold. Prior to the effectiveness of this Registration Statement, the Registrants will specify in a pre-effective
amendment to this Registration Statement the amount of unsold securities covered by the Prior Registration Statement to be included in this Registration Statement pursuant to Rule 415(a)(6) and the filing fee paid in connection with such unsold securities, which will continue to be applied to such unsold securities, as well as the amount of any new securities to be registered, in addition to the securities registered in this filing, and the related fee. Pursuant to Rule 415(a)(6), the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.